GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Appliances: 6.2%
453,200	Haier Electronics Group Co., Ltd.*	$1,454,631
181,009	Zhejiang Supor Cookware - A Shares	1,417,276
		2,871,907
	Auto/Cars - Light Trucks: 1.9%
579,000	Geely Automobile Holdings Ltd.	898,229

	Auto/Truck Parts & Equipment: 2.7%
797,480	Weichai Power Co., Ltd. - H Shares	1,250,685

	Batteries/Battery System: 3.4%
173,440	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	1,586,721

	Building Products: 2.7%
1,062,000	China Lesso Group Holdings Ltd.	1,278,991

	Commercial Banks: 3.6%
213,000	China Merchants Bank Co., Ltd. - H Shares	1,657,645

	Computer Data Security: 3.2%
461,650	Venustech Group Inc. - A Shares	1,512,720

	E-Commerce/Services: 12.8%
24,500	Alibaba Group Holding Ltd.	332,142
10,300	Alibaba Group Holding Ltd. - ADR	1,120,640
1,352	JD.com Inc.	38,985
30,400	JD.com Inc. - ADR	1,759,248
539,989	Shenzhen H&T Intelligent Control Co., Ltd.	1,489,561
479,200	Shengyi Technology Co., Ltd.	1,210,302
		5,950,878
	Energy-Alternate: 3.7%
973,987	Xinyi Solar Holdings Ltd.	1,709,626

	Finance: 3.3%
32,400	Hong Kong Exchanges & Clearing Ltd.	1,520,510

	Food-Dairy Products: 6.9%
317,800	Chongqing Fuling Zhacai Group Co., Ltd.	1,616,423
275,600	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,593,126
		3,209,549
	Home Furniture: 3.1%
485,700	Suofeiya Home Collection - A Shares	1,464,411

	Insurance: 6.5%
170,200	AIA Group Ltd.	$1,776,952
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,233,872
		3,010,824
	Internet Application Software: 2.8%
28,400	Tencent Holdings Ltd.	1,325,182

	Internet Content - Entertainment: 4.0%
20,875	NetEase Inc. - ADR	1,872,279

	Machinery-General Industry: 10.1%
368,200	NARI Technology Co., Ltd. - A Shares	1,814,392
171,454	Shenzhen Inovance Technology Co., Ltd.	1,529,086
501,697	Sany Heavy Industry Co., Ltd. - A Shares	1,374,845
		4,718,323
	Pharmaceuticals: 9.9%
1,096,000	China Medical System Holdings	1,716,097
1,366,400	CSPC Pharmaceutical Group Ltd.	1,570,552
2,183,500	Sino Biopharmaceutical Ltd.	1,355,302
		4,641,951

	Real Estate Operations/Development: 4.2%
660,000	China Overseas Land & Investments Ltd.	1,962,140

	Retail - Apparel/Shoe: 5.4%
2,035,000	China Lilang Ltd.	974,774
117,600	Shenzhou International Group Holdings Ltd.	1,550,905
		2,525,679

	Web Portals: 3.3%
11,700	Baidu Inc.*	1,547,910

	Total Common Stocks	$46,516,160
	(cost $43,030,134)

	Total Investments in Securities	46,516,160
	(cost $43,030,134): 99.7%

	Other Assets less Liabilities: 0.3%	129,480

	Net Assets: 100.0%	$46,645,640

*	Non-income producing security.

ADR - American Depository Receipt